Annual Total Returns- Invesco Tax-Free Cash Reserve Portfolio (Institutional) [BarChart] - Institutional - Invesco Tax-Free Cash Reserve Portfolio - Institutional Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.07%	0.04%	0.06%	0.06%	0.03%	0.05%	0.29%	0.66%	1.22%	1.28%